UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21556

Perritt Funds, Inc.

(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 600, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 600, Chicago, IL 60606

(Name and address of agent for service)

1-312-669-1650

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: November 1, 2024 through April 30, 2025

Item 1. Reports to Stockholders.

(a)

Perritt MicroCap Opportunities Fund
PRCGX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Perritt MicroCap Opportunities Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.perrittcap.com/literature/. You can also request this information by contacting us at 1-800-332-3133.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Perritt MicroCap Opportunities Fund	$81	1.76%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$49,175,507
Number of Holdings	120
Portfolio Turnover	8%
Visit https://www.perrittcap.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Silvercrest Asset Management Group, Inc.	3.9%
Radiant Logistics, Inc.	3.6%
Legacy Housing Corp.	3.6%
Avino Silver & Gold Mines Ltd.	2.8%
Perma-Fix Environmental Services, Inc.	2.6%
Northern Technologies International Corp.	2.4%
EZCORP, Inc.	2.3%
Miller Industries, Inc.	2.2%
Powerfleet, Inc.	1.9%
US Global Investors, Inc.	1.7%

Top Sectors	(%)
Industrials	25.9%
Information Technology	15.7%
Consumer Discretionary	14.5%
Financials	13.0%
Materials	10.1%
Health Care	6.4%
Energy	6.0%
Communication Services	1.9%
Utilities	1.4%
Cash & Other	5.1%
*	Percentages are based on a percent of net assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.perrittcap.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Perritt Capital Management, Inc. documents not be householded, please contact Perritt Capital Management, Inc. at 1-800-332-3133, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Perritt Capital Management, Inc. or your financial intermediary.
Perritt MicroCap Opportunities Fund	PAGE 1	TSR-SAR-714402203

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Perritt MicroCap Opportunities Fund
Semi-Annual Financial Statements
April 30, 2025

Perritt MicroCap Opportunities Fund
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 0.6%
VirTra, Inc.(a)	58,264	$272,675
Air Freight & Logistics - 3.6%
Radiant Logistics, Inc.(a)	300,000	1,755,000
Automobile Components - 1.6%
Motorcar Parts of America, Inc.(a)	57,000	507,870
Strattec Security Corp.(a)	8,000	266,560
		774,430
Banks - 1.1%
First Internet Bancorp	16,507	350,939
Flushing Financial Corp.	15,000	179,550
		530,489
Capital Markets - 6.4%
Heritage Global, Inc.(a)	200,000	404,000
Silvercrest Asset Management Group, Inc. - Class A	125,000	1,912,500
U.S. Global Investors, Inc. - Class A	400,000	852,000
		3,168,500
Chemicals - 4.3%
American Vanguard Corp.	40,000	168,800
Arq, Inc.(a)	65,000	246,350
Flexible Solutions International, Inc.	110,000	414,700
Greystone Logistics, Inc.(a)	80,000	99,200
Northern Technologies International Corp.	159,000	1,184,550
		2,113,600
Commercial Services & Supplies - 3.9%
CECO Environmental Corp.(a)	13,000	309,270
Perma-Fix Environmental Services, Inc.(a)	153,000	1,254,600
Quest Resource Holding Corp.(a)	140,000	330,400
		1,894,270
Communications Equipment - 3.3%
Aviat Networks, Inc.(a)	30,000	526,800
BK Technologies Corp.(a)	14,000	624,680
Ceragon Networks, Ltd.(a)	215,000	468,700
		1,620,180
Construction & Engineering - 2.9%
Bowman Consulting Group Ltd.(a)	15,000	331,800
Northwest Pipe Co.(a)	20,000	847,200
Orion Group Holdings, Inc.(a)	40,000	255,600
		1,434,600
Consumer Finance - 2.3%
EZCORP, Inc. - Class A(a)	70,000	1,145,900
Consumer Staples Distribution & Retail - 0.1%
HF Foods Group, Inc.(a)	10,000	37,500

	Shares	Value
Distributors - 1.4%
Alliance Entertainment Holding Corp.(a)	35,000	$100,450
A-Mark Precious Metals, Inc.	25,000	609,000
		709,450
Diversified Consumer Services - 2.7%
Beachbody Co., Inc.(a)	41,000	153,750
Carriage Services, Inc.	5,000	199,800
Lincoln Educational Services Corp.(a)	25,000	422,500
Universal Technical Institute, Inc.(a)	20,000	561,200
		1,337,250
Diversified REITs - 0.8%
Modiv Industrial, Inc.	23,000	376,740
Electrical Equipment - 3.0%
Broadwind, Inc.(a)	90,000	140,400
Espey Mfg. & Electronics Corp.	5,500	169,180
LSI Industries, Inc.	38,000	573,420
Power Solutions International, Inc.(a)	15,000	378,300
SKYX Platforms Corp.(a)	40,800	53,856
Ultralife Corp.(a)	30,000	134,400
		1,449,556
Electronic Equipment, Instruments & Components - 4.9%
Bel Fuse, Inc. - Class B	12,000	789,240
Coda Octopus Group, Inc.(a)	51,000	341,700
Identiv, Inc.(a)	70,000	232,400
Powerfleet, Inc.(a)	190,000	957,600
Richardson Electronics Ltd.	9,996	86,565
		2,407,505
Energy Equipment & Services - 2.7%
Drilling Tools International Corp.(a)	45,000	90,900
Forum Energy Technologies, Inc.(a)	10,000	146,500
Gulf Island Fabrication, Inc.(a)	25,000	178,750
Natural Gas Services Group, Inc.(a)	13,000	233,610
NPK International, Inc.(a)	120,000	693,600
		1,343,360
Entertainment - 0.4%
WildBrain Ltd.(a)	145,000	174,000
Financial Services - 2.2%
Cantaloupe, Inc.(a)	25,000	200,000
Paysign, Inc.(a)	20,000	48,000
SWK Holdings Corp.	18,408	259,369
Usio, Inc.(a)	340,000	554,200
		1,061,569
Food Products - 1.2%
Alico, Inc.	11,000	313,940
Mama’s Creations, Inc.(a)	40,000	264,000
Sow Good Inc.(a)	25,000	15,625
		593,565

The accompanying notes are an integral part of these financial statements.

1

Perritt MicroCap Opportunities Fund
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care Equipment & Supplies - 1.7%
Accuray, Inc.(a)	90,000	$139,500
ElectroCore, Inc.(a)	10,000	73,550
Modular Medical, Inc.(a)	85,000	90,950
Sensus Healthcare, Inc.(a)	125,586	540,020
		844,020
Health Care Providers & Services - 2.4%
InfuSystem Holdings, Inc.(a)	60,000	283,200
Quipt Home Medical Corp.(a)	132,500	284,875
Viemed Healthcare, Inc.(a)	85,000	600,950
		1,169,025
Hotels, Restaurants & Leisure - 1.5%
Bragg Gaming Group, Inc.(a)	45,000	175,950
Century Casinos, Inc.(a)	104,000	136,240
Galaxy Gaming, Inc.(a)	156,621	444,804
		756,994
Household Durables - 3.9%
Legacy Housing Corp.(a)	72,000	1,751,400
Lovesac Co.(a)	9,000	175,050
		1,926,450
Interactive Media & Services - 0.6%
DHI Group, Inc.(a)	225,000	317,250
IT Services - 2.9%
Data Storage Corp.(a)	35,000	123,200
Information Services Group, Inc.	123,883	480,666
Research Solutions, Inc.(a)	305,518	837,119
		1,440,985
Life Sciences Tools & Services - 0.3%
Niagen Bioscience, Inc.(a)	20,000	157,000
Machinery - 5.2%
Commercial Vehicle Group, Inc.(a)	35,000	33,611
Gencor Industries, Inc.(a)	37,367	474,187
Mayville Engineering Co., Inc.(a)	30,000	383,400
Miller Industries, Inc.	27,000	1,101,870
Shyft Group, Inc.	25,000	211,500
Taylor Devices, Inc.(a)	6,000	191,400
TechPrecision Corp.(a)	60,500	147,620
		2,543,588
Marine Transportation - 0.5%
Euroseas Ltd.	8,000	249,040
Media - 0.9%
Creative Realities, Inc.(a)	151,517	275,761
Perion Network Ltd.(a)	20,000	186,600
		462,361
Metals & Mining - 5.8%
Ascent Industries Co.(a)	20,920	276,144
Atlas Lithium Corp.(a)	20,000	86,200
Avino Silver & Gold Mines Ltd.(a)	630,000	1,367,100

	Shares	Value
Endeavour Silver Corp.(a)	150,000	$546,000
McEwen Mining, Inc.(a)	68,000	530,400
Vox Royalty Corp.	12,000	39,960
		2,845,804
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Chicago Atlantic Real Estate Finance, Inc.	35,000	506,450
Oil, Gas & Consumable Fuels - 3.3%
Evolution Petroleum Corp.	165,000	691,350
Greenfire Resources Ltd.(a)	55,000	256,300
Vaalco Energy, Inc.	115,000	376,050
Vitesse Energy, Inc.	15,000	306,750
		1,630,450
Pharmaceuticals - 2.0%
Assertio Holdings, Inc.(a)	266,250	172,956
Biote Corp.(a)	80,000	266,400
High Tide, Inc.(a)	100,000	241,000
Medexus Pharmaceuticals, Inc.(a)	145,000	287,100
		967,456
Professional Services - 5.0%
Asure Software, Inc.(a)	25,009	254,091
BGSF, Inc.(a)	35,000	115,500
DLH Holdings Corp.(a)	168,434	663,630
Hudson Global, Inc.(a)	50,650	510,046
IBEX Holdings Ltd.(a)	13,000	325,520
Where Food Comes From, Inc.(a)	13,000	143,260
Willdan Group, Inc.(a)	11,000	431,200
		2,443,247
Semiconductors & Semiconductor Equipment - 1.1%
Photronics, Inc.(a)	30,000	548,100
Software - 2.5%
ACCESS Newswire, Inc.(a)	19,721	160,726
Consensus Cloud Solutions, Inc.(a)	5,000	99,300
Mitek Systems, Inc.(a)	40,000	331,200
NetSol Technologies, Inc.(a)	60,000	148,800
Ooma, Inc.(a)	40,000	489,200
		1,229,226
Specialty Retail - 1.3%
Build-A-Bear Workshop, Inc.	15,000	529,200
Xcel Brands, Inc.(a)	42,500	101,150
		630,350
Technology Hardware, Storage & Peripherals - 1.0%
Immersion Corp.	70,000	506,100
Textiles, Apparel & Luxury Goods - 2.1%
Lakeland Industries, Inc.	44,000	718,520
Superior Group of Cos., Inc.	30,000	311,400
		1,029,920

The accompanying notes are an integral part of these financial statements.

2

Perritt MicroCap Opportunities Fund
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Trading Companies & Distributors - 1.2%
BlueLinx Holdings, Inc.(a)	5,000	$325,700
Karat Packaging, Inc.	10,000	263,800
		589,500
Water Utilities - 1.4%
Global Water Resources, Inc.	35,000	365,050
Pure Cycle Corp.(a)	35,000	346,500
		711,550
TOTAL COMMON STOCKS (Cost $36,327,144)		47,705,005
TOTAL INVESTMENTS - 97.0% (Cost $36,327,144)		$47,705,005
Money Market Deposit Account - 2.9%(b)		1,431,063
Other Assets in Excess of Liabilities - 0.1%		39,439
TOTAL NET ASSETS - 100.0%		$49,175,507

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.11%.

The accompanying notes are an integral part of these financial statements.

3

Perritt MicroCap Opportunities Fund
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

Assets:
Investments at value	$47,705,005
Cash and cash equivalents	1,431,062
Receivable for investments sold	34,577
Receivable for fund shares issued	160
Dividends and interest receivable	91,253
Prepaid expenses	29,207
Total assets	49,291,264
Liabilities:
Payable for fund shares purchased	16,048
Payable to Advisor	40,547
Payable to Officer & Directors	10,247
Accrued accounting expense	12,131
Accrued administration expense	6,852
Accrued audit expense	13,045
Accrued insurance expense	2,192
Accrued printing & mailing expense	2,529
Accrued transfer agent expense	8,350
Other accrued expenses & liabilities	3,816
Total liabilities	115,757
Net Assets	$49,175,507
Net Assets Consist of:
Capital Stock	$36,105,536
Total Distributable Earnings	13,069,971
Total net assets	$49,175,507
Capital Stock, $0.0001 par value
Authorized	100,000,000
Outstanding	2,426,907
Net Assets	$49,175,507
Net asset value and offering price per share	$20.26
Cost of Investments	$36,327,144

The accompanying notes are an integral part of these financial statements.

4

Perritt MicroCap Opportunities Fund
Statement of Operations
For the Period Ended April 30, 2025 (Unaudited)

Investment Income:
Dividend Income	$463,892
Interest income	39,474
Total investment income	503,366
Expenses:
Investment advisory fee	298,381
Shareholder servicing	59,622
Officer & directors’ fees & expenses	38,650
Administration fee	36,171
Professional fees	32,972
Fund accounting expenses	27,000
Federal & state registration fees	14,043
Printing & mailing fees	8,040
Other expense	5,158
Custodian fees	3,562
Total expenses	523,599
Net investment loss	(20,233)
Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	2,160,303
Change in unrealized depreciation on investments	(10,830,759)
Net realized and unrealized loss on investments	(8,670,456)
Net decrease in net assets resulting from operations	$(8,690,689)

The accompanying notes are an integral part of these financial statements.

5

Perritt MicroCap Opportunities Fund
Statements of Changes in Net Assets

	For the Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment loss	$(20,233)	$(216,777)
Net realized gain on investments	2,160,303	4,229,023
Net change in unrealized appreciation/(depreciation) on investments	(10,830,759)	4,448,659
Net increase/(decrease) in net assets resulting from operations	(8,690,689)	8,460,905
Dividends and Distributions to Shareholders:
Distributable Earnings	—	(8,059,299)
Total dividends and distributions	—	(8,059,299)
Capital Share Transactions:
Proceeds from shares issued	970,772	1,998,681
Proceeds from shares issued in connection with reorganization	—	9,217,519
Reinvestment of distributions	—	7,851,878
Cost of shares redeemed	(5,198,058)	(8,275,555)
Redemption fees	459	174
Net increase/(decrease) in net assets from capital share transactions	(4,226,827)	10,792,697
Total increase/(decrease) in Net Assets	(12,917,516)	11,194,303
Net Assets
Beginning of the year	62,093,023	50,898,720
End of the year	$49,175,507	$62,093,023
Capital Share Transactions:
Shares sold	39,676	81,416
Shares issued on reinvestment of distributions	—	336,145
Shares redeemed	(234,139)	(340,128)
Shares issued in connection with reorganization	—	385,389
Net increase/(decrease) from capital share transactions	(194,463)	462,822

The accompanying notes are an integral part of these financial statements.

6

Perritt MicroCap Opportunities Fund
Financial Highlights
For a Fund share outstanding throughout the period/year

	For the Period Ended April 30, 2025 (Unaudited)	For the Years Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period/ year	$23.69	$23.58	$23.68	$32.02	$19.51	$23.12
Income/(loss) from investment operations:
Net investment income (loss)[2]	(0.01)	(0.10)	0.10	(0.11)	(0.15)	(0.15)
Net realized and unrealized gain (loss) on investments	(3.42)	4.01	0.56	(3.95)	12.66	(2.66)
Total from investment operations	(3.43)	3.91	0.66	(4.06)	12.51	(2.81)
Less dividends and distributions:
From net realized gains	—	(3.80)	(0.76)	(4.28)	—	(0.80)
Total dividends and distributions	—	(3.80)	(0.76)	(4.28)	—	(0.80)
Redemption fees[2,3]	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period/year	$20.26	$23.69	$23.58	$23.68	$32.02	$19.51
Total return[1]	(14.48)%[5]	17.56%	2.76%	(14.95)%	64.12%	(12.46)%
Supplemental data and ratios:
Net assets, end of period/year (in thousands)	$49,176	$62,093	$50,899	$54,739	$72,496	$52,756
Ratio of net expenses to average net assets	1.76%[4]	1.73%	1.65%	1.56%	1.56%	1.64%
Ratio of net investment income (loss) to average net assets	(0.07)%[4]	(0.41)%	0.39%	(0.43)%	(0.53)%	(0.73)%
Portfolio turnover rate	7.7%[5]	13.5%	20.5%	23.0%	23.5%	19.1%

[1]	Total return reflects reinvested dividends but does not reflect the impact of taxes.
[2]	Net investment income (loss) and redemption fees per share has been calculated based on average shares outstanding during the period/year.
[3]	Amount is less than $0.01 per share.
[4]	Annualized for periods less than one year.
[5]	Not annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

Perritt Funds, Inc.
Notes to Financial Statements
April 30, 2025 (Unaudited)
1. Organization
Perritt Funds, Inc. (the “Corporation”) was organized on March 19, 2004 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company, with each the series below being a diversified fund. The Corporation currently consists of the Perritt MicroCap Opportunities Fund (“MicroCap Fund” or the “Fund”). Perritt MicroCap Opportunities Fund, Inc., the predecessor to the MicroCap Fund, commenced operations on April 11, 1988. As part of a plan of reorganization, on February 28, 2013, Perritt MicroCap Opportunities Fund, Inc. merged into the MicroCap Fund, a series within the Corporation. The MicroCap Fund’s investment objective is to invest in mainly common stocks of companies with market capitalizations that are below $500 million at the time of the initial purchase. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
2. Summary of Significant Accounting Policies
A.
Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

B.
Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the security is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Fund’s investment advisor believes that the mean does not represent a fair value, in which case the securities are fair valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. The money market deposit account is valued at amortized cost. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Fund’s investment advisor. The Fund’s fair value procedures allow for the use of certain methods performed by the Fund’s investment advisor to value those securities for which market quotations are not readily available, at a price that a Fund might reasonably expect to receive upon a sale of such securities. For example, these methods may be based on a multiple of earnings, or a discount from market of a similar freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

C.	Net realized gains and losses on securities are computed using the first-in, first-out method.
D.
Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Withholding taxes on foreign dividends and capital gains, which are included as a component of net investment income and realized gain (loss) on investments, respectively, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the interest method. Distributions received from real estate investment trusts (“REITs”) are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Return of capital distributions received from REIT securities and partnerships are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Investment and shareholder transactions are recorded on the trade date.

E.
Provision has not been made for federal income tax since the Fund has elected to be taxed as a “regulated investment company” and intend to distribute substantially all income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

F.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

8

Perritt Funds, Inc.
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
G.
Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may utilize earnings and profit distributed to shareholders on redemption of shares as part of the dividends paid deduction. The Fund may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and realized gain distributions, including reclassifying net operating loss, as determined annually in accordance with federal tax regulations which may differ from GAAP. The MicroCap Fund has reclassified the components of its capital accounts for the year ended October 31, 2024 by increasing paid-in capital by $240,383 and decreasing distributable earnings/(losses) by $240,383. These adjustments were primarily due to the utilization of earnings and profits distributed to shareholders on redemptions of shares and the write off of net operating losses.

H.
As of and during the period ended April 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended April 30, 2025, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for any tax years before 2021.

3. Security Valuation
GAAP establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities or the identical security on an inactive market, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2025:
Perritt MicroCap Opportunities Fund

Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$953,611	$—	$—	$953,611
Consumer Discretionary	7,164,844	—	—	7,164,844
Consumer Staples	631,065	—	—	631,065
Energy	2,973,810	—	—	2,973,810
Financial	6,412,907	—	—	6,412,907
Health Care	3,137,501	—	—	3,137,501
Industrials	12,631,476	—	—	12,631,476
Information Technology	7,752,097	—	—	7,752,097
Materials	4,959,404	—	—	4,959,404
Real Estate	376,740	—	—	376,740
Utilities	711,550	—	—	711,550
Total Common Stocks	47,705,005	—	—	47,705,005
Total Investments in Securities	$47,705,005	$—	$—	$47,705,005

9

Perritt Funds, Inc.
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.
Rule 2a-5 under the 1940 Act permits fund boards to designate a fund’s investment advisor to perform fair value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The Board of Directors has designated the Fund’s investment advisor as its valuation designee to perform fair value determinations.
4. Investment Advisory Agreement
For the Fund, the Corporation entered into an investment advisory agreement (collectively, the “Agreements”) with Perritt Capital Management, Inc. (the “Advisor”), with whom certain officers and directors of the Corporation are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreements, the MicroCap Fund pays the Advisor a monthly fee at the annual rate of 1.00% of the Fund’s daily average net assets. At April 30, 2025, the MicroCap Fund had fees due to the Advisor of $40,547. For the period ended April 30, 2025, the MicroCap Fund had incurred advisory fees of $298,381.
The Advisor manages the Fund’s investments subject to the supervision of the Fund’s Board of Directors. The Advisor is responsible for investment decisions and supplies investment research and portfolio management. Under the Agreements, the Advisor, at its own expense and without reimbursement from the Fund, will furnish office space and all necessary office facilities, equipment and personnel for making the investment decisions necessary for managing the Fund and maintaining their organization, will pay the salaries and fees of all officers and directors of the Fund (except the Chief Compliance Officer’s salary and the fees paid to disinterested directors) and will bear all sales and promotional expenses of the Fund.
The officers of the Fund are affiliated with the Advisor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund or the Advisor for serving their respective roles. The Fund pay the salary associated with the office of the Chief Compliance Officer. Such fees are included on the Statement of Operations within officer & directors’ fees & expenses.
The Fund reimbursed the Advisor for fees paid to financial intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services that the financial intermediaries provided to their clients, who are beneficial owners of shares of the Fund. The financial intermediaries are the record owners of the Fund on the Fund’s records through omnibus accounts, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees are fees that the Fund are obligated to pay to such intermediaries, and the fees may vary based on, for example, the nature of services provided. The fees paid to such intermediaries by the Fund are only a portion of the full fee that is paid to the intermediaries, and the Advisor is obligated to pay the remaining amount. In determining the portion of the fees paid to the intermediaries that the Fund are obligated to pay, the Fund has used the “avoided cost” method, which is one of several permissible methods to determine the fees are reasonable. Based on this method, the Fund’s Board of Directors determines a fee per sub-account that it believes approximates the transfer agency fee that would otherwise have been payable by the Fund if such intermediaries did not maintain the sub-account. These amounts are included within shareholder servicing fees on the Statement of Operations.
5. Investment Transactions
Purchases and sales of securities, excluding short-term investments, for the period ended April 30, 2025, were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
MicroCap Fund	$ —	$4,429,502	$ —	$8,812,958

10

Perritt Funds, Inc.
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
6. Federal Income Tax Matters
As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:

MicroCap Fund
Cost of investments for tax purposes	$38,576,076
Gross tax unrealized appreciation	24,986,875
Gross tax unrealized depreciation	(2,799,720)
Net unrealized appreciation on investments	22,187,155
Distributable ordinary income	—
Distributable long-term capital gains	—
Other accumulated losses	(426,495)
Total Distributable Earnings	$21,760,660

The difference between book and tax basis distributable earnings is primarily related to the deferral of losses on wash sales and REIT adjustments.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are ordinary losses which occur during the portion of the Fund’s taxable year subsequent to December 31.
At October 31, 2024, the MicroCap Fund deferred, on a tax basis, late year ordinary losses of $426,495. During the year ended October 31, 2024, the MicroCap Fund did not utilize capital loss carryforwards. The Funds had no capital loss carryforward for the year ended October 31, 2024.
The tax composition of distributions paid during the years ended October 31, 2024 and 2023 were as follows:

	Ordinary Income		Long-term Capital Gains
	2024	2023	2024	2023
MicroCap Fund	$539,629	$ —	$7,519,670	$1,722,564

7. Restricted Securities
The Fund may own investment securities which are unregistered and thus restricted as to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Fund has the right to include these securities in such registration, generally without cost to the Fund. The Fund has no right to require registration of the unregistered securities they hold. As of April 30, 2025, the Fund did not hold any restricted securities.
Under the Fund’s organizational documents, their officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
8. Line of Credit Arrangement
The MicroCap Fund is a party to uncommitted line of credit arrangement with U.S. Bank, N.A. with an expiration date of December 1, 2025, under which the MicroCap Fund may borrow up to $2,500,000, subject to certain restrictions and covenants. Interest is charged on borrowings at the prevailing Prime Rate which was 7.50% as of April 30, 2025. The Fund has borrowed under these arrangements from time to time to increase the efficiency of cash flow management.

11

Perritt Funds, Inc.
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
For the period ended April 30, 2025, the MicroCap Fund did not borrow on the line of credit. As of April 30, 2025, the MicroCap Fund had no outstanding borrowings on the line of credit. Interest charged on the borrowings is recorded as other expense in the Statement of Operations.
9. Redemption Fee
The Fund charges a 2.00% redemption fee to those who buy and sell shares within 90 calendar days or less. The redemption fee is retained for the benefit of long-term shareholders, and recorded as additional capital in the Statement of Changes in Net Assets.
10. Transactions with Affiliates
During the period ended April 30, 2025, MicroCap Fund did not hold any securities that were considered affiliated.
The Fund is permitted to purchase or sell securities to another Fund under specified conditions outlined in procedures adopted by the Board of Directors. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Fund complies with Rule 17a-7 of the 1940 Act. For the period ended April 30, 2025, the MicroCap Fund did not engage in securities transactions pursuant to Rule 17a-7 of the 1940 Act.
11. Qualified Dividend Income/Dividends Received Deductions (Unaudited)
For the fiscal year ended October 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Perritt MicroCap Opportunities Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2024 was as follows:

Fund Name	Dividends Received Deductions
Perritt MicroCap Opportunities Fund	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term Capital Gains
Perritt MicroCap Opportunities Fund	100.00%

12

Perritt Funds, Inc.
Advisory Agreement Renewal (Unaudited)
On December 6, 2024, the Board of Directors of Perritt Funds, Inc. (the “Directors”) approved the continuation of the investment advisory agreement for the Perritt MicroCap Opportunities Fund (the “Fund”) with the investment advisor to the Fund, Perritt Capital Management, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Directors reviewed the fiduciary duties of the Directors with respect to approving the advisory agreement and the relevant factors for the Directors to consider, and the members of the Board of Directors who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Fund (the “Independent Directors”) met in executive session to discuss the approval of the advisory agreement.
In advance of the meeting, the Advisor sent detailed information to the Directors to assist them in their evaluation of the investment advisory agreement. This information included, but was not limited to, a memorandum from Fund counsel that summarized the legal standards applicable to the Directors’ consideration of the advisory agreement; comparative information relating to the Fund’s management fees and other expenses of the Fund; information regarding fees paid and other payments; information on the Advisor’s profitability; information about brokerage commissions; comparative information relating to the Fund’s performance; information about sales and redemptions of the Fund; information about the Fund’s compliance program; and other information the Directors believed was useful in evaluating the approval of advisory agreement.
All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors, meeting in executive session. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the continuation of the investment advisory agreement. The Directors recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Directors and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.
Prior to approving the continuation of the investment advisory agreement, the Directors and the Independent Directors in executive session considered, among other items:
•	The nature and quality of the investment advisory services provided by the Advisor.
•	A comparison of the fees and expenses of the Fund to other similar funds.
•	A comparison of the fee structures of other accounts managed by the Advisor.
•	Whether economies of scale are recognized by the Fund, and how to address any such economies of scale.
•	The costs and profitability of the Fund to the Advisor.
•	The performance of the Fund.
•	The other benefits to the Advisor from serving as investment advisor to the Fund (in addition to the advisory fee).
The material considerations and determinations of the Board of Directors, including all of the Independent Directors, are as follows:
Nature and Quality of Investment Advisory Services
The Directors noted that the Advisor supervises the investment portfolios of the Fund, directing the day-to-day management of the Fund’s portfolio, including the purchase and sale of investment securities. The Directors then discussed with management the nature of the investment process employed by the portfolio managers of the Fund, which is research intensive.
Management noted that in employing its strategy, the Advisor conducts research on target companies. The Directors then discussed staffing at the Advisor and concluded that the Advisor is sufficiently staffed to conduct the research needed to meet the investment objectives of the Fund.
The Directors also considered the background and experience of the Advisor’s senior management and expertise of, and the amount of attention given to, the Fund by investment personnel of the Advisor. In addition, the Directors considered the quality of the material service providers to the Fund, who provide administrative and distribution

13

Perritt Funds, Inc.
Advisory Agreement Renewal (Unaudited)(Continued)
services on behalf of the Fund and are overseen by the Advisor, and the overall reputation and capabilities of the Advisor. Based on this review, the Directors believe that the Advisor provides high quality services to the Fund. The Directors also concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules and regulations.
Comparative Fees and Expenses
The Directors then discussed with management the variables, in addition to the management fees, such as administrative and transaction fees, that impact costs to the shareholders of the Fund. Management reviewed with the Directors the comparison of the Fund’s expense ratio to other similar funds. As part of the discussion with management, the Directors ensured that they understood and were comfortable with the criteria used by the Advisor to determine the mutual funds that make up the peer group for purposes of the materials.
The Directors concluded that the Fund’s fees are reasonable given the asset size of the Fund.
Comparison of Fee Structures of Other Accounts
The Directors then inquired of management regarding the distinction between the services performed by the Advisor for separate accounts and those performed by the Advisor for the Fund. The Advisor noted that the management of the Fund involves more comprehensive and substantive duties than the management of separate accounts. Specifically, the Advisor noted the following:
•	The Advisor provides tailored investment advisory services to the Fund in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders.
•
With regard to the Fund, the Advisor attempts to serve the needs of thousands of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries who in turn service thousands of large and small accounts.

•	The Advisor maintains a robust shareholder communication effort for the Fund to reach shareholders through direct contact, through intermediaries, or via the financial press.
•	The Advisor coordinates with the Fund’s Chief Compliance Officer and other service providers to insure compliance with regulatory regimens imposed by Federal law and the Internal Revenue Code.
The Directors concluded that the services performed by the Advisor for the Fund require a higher level of service and oversight than the services performed by the Advisor for separate accounts, and that the services performed by the Advisor for the Fund present a higher level of compliance and resources. Based on this determination, the Directors believe that the differential in advisory fees between the Fund and the separate accounts is reasonable, and concluded that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients are reasonable.
Increasingly investors in the Fund invest through brokerage platforms (intermediaries), with fewer investors going directly to the Fund’s transfer agent. As result, the cost of obtaining, retaining and servicing shareholders for the Fund is significantly higher than the costs for separately managed accounts. The Directors noted that in connection with the intermediaries, the Advisor absorbs all costs in excess of the fees paid by the Fund.
Performance
The Board reviewed the Advisor’s quality of investment management, management history and ability to successfully market the Fund. The Directors then discussed the performance of the Fund versus its indices and its peer group median. They discussed the factors impacting performance of the Fund , and steps being taken to improve performance. The Directors concluded that the performance of the Fund, adjusting for risk, has been satisfactory, and that the Advisor is actively working to improve performance.
The Directors noted that at each quarterly meeting, the Directors review reports regarding the investment performance of the Fund. Based on the information provided at this meeting and the information and quarterly discussions regarding the Fund’s investment performance, the Directors believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style.

14

Perritt Funds, Inc.
Advisory Agreement Renewal (Unaudited)(Continued)
Costs and Profitability
The Board considered the cost of services provided and the profits realized by the Advisor, by reviewing reports provided by the Fund’s administrator that compared the Fund’s investment advisory fee to those of other comparable mutual funds. The Board also considered the Fund’s total expenses compared to peer group funds. The Directors noted that the total expenses of the Fund are higher than the peer group median, and discussed with the Advisor the reasons for the higher expenses. The Directors concluded that the Fund’s low average assets under management contribute significantly to the Fund’s higher total expenses, and that the Advisor is taking appropriate steps to improve the performance of the Fund and attract new investors.
The Board discussed in detail the profitability of the Advisor as it relates to the Fund, and they discussed the impact of the intermediary service fees on the profitability. The Directors also considered the resources and revenues that the Advisor has put into managing and distributing the Fund, and concluded that the level of profitability realized by the Advisor from its provision of services to the Fund is reasonable, and that the overall expense ratio and investment advisory fee were fair and within the range of industry averages.
Economies of Scale
The Directors discussed with management whether economies of scale are recognized by the Fund. They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale. On the other hand, the Directors noted that many of the Fund’s expenses are subject to diseconomies of scale. For example, the intermediary service fees increase as the Fund’s assets grow. Given the size of the Fund, the Directors determined that the Fund is not realizing economies of scale, and that the proposed fees are acceptable.
Fall-Out Benefits
The Directors then considered other benefits to the Advisor from serving as Advisor to the Fund (in addition to the advisory fee). The Directors noted that the Advisor derives ancillary benefits from its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Directors determined such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Directors concluded that the other benefits realized by the Advisor from its relationship with the Fund were reasonable.
Conclusion
After reviewing the materials and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, the Directors, including all of the Independent Directors, approved the continuation of the Advisory Agreement.

15

Perritt Funds, Inc.
Additional Information
The Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request, by calling 1-800-331-8936.
The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s website at http://www.sec.gov
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Advisor at 1-800-331-8936 and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-331-8936 and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Household Delivery of Shareholder Documents: To reduce expenses, the Fund may mail only one copy of the Fund’s prospectus, SAI and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-800-331-8936 or contact your financial institution. You will begin receiving individual copies thirty days after receiving your request.
Electronic Delivery of Shareholder Documents: You may choose to receive the Fund’s prospectus and annual and semi-annual reports electronically. To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name. Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial advisor.

16

Perritt Funds, Inc.
Privacy Policy
We collect the following nonpublic personal information about you:
•	Information we receive from you on or in applications or other forms, including but not limited to, your name, address, phone number, and social security number; and
•
Information about your transactions with us, our affiliates or others, including but not limited to, your account number and balance, parties to transactions, cost basis information and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all the information we collect to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards through our transfer agent, U.S. Bank Global Fund Services, that comply with federal standards to guard your nonpublic personal information.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

17

Investment Advisor
Perritt Capital Management, Inc.
300 South Wacker Drive, Suite 600
Chicago, IL 60606-6703
800-331-8936
Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Legal Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202
Custodian
U.S. Bank, NA
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC,
doing business as U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202
For assistance with your existing account, call our Shareholder Service Center at 1-800-332-3133.
The Fund’s Statement of Additional Information contain information about the Fund’s directors and are available without charge upon request by calling 1-800-332-3133.

(This Page Intentionally Left Blank.)

MicroCap Opportunities Fund – PRCGX
Minimum Initial Investment $1,000
IRA Minimum Initial Investment $250
Dividend Reinvestment Plan
Systematic Withdrawal Plan
Automatic Investment Plan
Retirement Plans Including:

• IRA	• Roth IRA
• SEP-IRA	• Coverdell Education
• Simple IRA	Savings Account

2% redemption fee imposed for shares held ninety (90) calendar days or less.
This report is authorized for distribution only to shareholders and others who have received a copy of the prospectus of the Perritt MicroCap Opportunities Fund.
300 S. Wacker Drive • Suite 600 • Chicago, IL 60606-6703
Tel 312-669-1650 • 800-331-8936 • Fax: 312-669-1235
E-mail: info@PerrittCap.com
Web Site: www.perrittcap.com

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Perritt Funds, Inc.

By (Signature and Title)*	/s/ Michael Corbett
Michael J. Corbett, President

Date	6/26/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Corbett
Michael J. Corbett, President

Date	6/26/2025

By (Signature and Title)*	/s/ Matthew Brackmann
Matthew Brackmann, Treasurer/Principal Financial Officer

Date	6/26/2025

* Print the name and title of each signing officer under his or her signature.